Share-Based Payments - Additional Information (Details)	1 Months Ended		12 Months Ended
	Apr. 30, 2020 USD ($)	Oct. 31, 2019	Dec. 31, 2021 USD ($) shares $ / shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 CNY (¥) shares	Oct. 30, 2020 shares	Mar. 04, 2020 shares	Feb. 29, 2020 shares	Dec. 31, 2019 shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of shares authorised			50,000,000				50,000,000
Share-based payment expense			$ 8,360,000	¥ 53,933,000	$ 2,799,000	¥ 19,416,000
Number of share options outstanding			2,012,336				2,012,336
Number of restricted shares outstanding			101,666		101,666		101,666
Class A Restricted Shares [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of restricted shares outstanding			101,666				101,666
Class A Ordinary Shares [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of shares authorised			41,718,902				41,718,902
Number of restricted shares outstanding			101,666				101,666
Number of additional ordinary shares issued									1,499,423	4,856,273
On Full Exercise of Outstanding Share Options and Restricted Shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Additional share capital			$ 2,000				¥ 14,000
Capital reserve			$ 7,514,000				¥ 49,020,000
On Full Exercise of Outstanding Share Options and Restricted Shares | Class A Ordinary Shares [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of additional ordinary shares issued			2,114,002				2,114,002
Share Option Agreement
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Percentage of total number of shares on listing dates granted as share options		3.00%
Description of vesting requirements for share-based payment arrangement			The share options can only be vested if (i) the financial consultant becomes an employee of the Group prior to the date of successful listing of the Company’s shares through the IPO (the “Listing Date”); and (ii) there is the successful listing of the Company’s shares through the IPO (“IPO Performance Condition”); and (iii) the financial consultant remains as an employee of the Group over the vesting period as specified in the Share Option Agreement. All share options will be vested over 24 months after the Listing Date.	The share options can only be vested if (i) the financial consultant becomes an employee of the Group prior to the date of successful listing of the Company’s shares through the IPO (the “Listing Date”); and (ii) there is the successful listing of the Company’s shares through the IPO (“IPO Performance Condition”); and (iii) the financial consultant remains as an employee of the Group over the vesting period as specified in the Share Option Agreement. All share options will be vested over 24 months after the Listing Date.
Share option vesting period after Listing Date			24 months	24 months
Unexercised portion of share option forfeited period after Listing Date			48 months	48 months
Increase in exercise price of share options | $	$ 7,500,000
Fair values of share options and restricted shares granted | $					$ 3,182,000
Number of share options outstanding			887,002		887,002		887,002				887,002
2020 ESOP Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Description of vesting requirements for share-based payment arrangement			50%, 30%, 10% and 10% of the share options and restricted shares will vest on October 1, 2021, October 1, 2022, October 1, 2023 and October 1, 2024, respectively, on the condition that (i) directors, officers, employees and consultants of the Company remain in service; and (ii) the Company completes its initial public offering within 12 months after the adoption of the 2020 ESOP Plan by the board of the directors.	50%, 30%, 10% and 10% of the share options and restricted shares will vest on October 1, 2021, October 1, 2022, October 1, 2023 and October 1, 2024, respectively, on the condition that (i) directors, officers, employees and consultants of the Company remain in service; and (ii) the Company completes its initial public offering within 12 months after the adoption of the 2020 ESOP Plan by the board of the directors.
Description of expiration period for share-based payment arrangement			The 2020 ESOP Plan lapses on the tenth anniversary of the grant date.	The 2020 ESOP Plan lapses on the tenth anniversary of the grant date.
Number of share options granted			1,125,334	1,125,334
Exercise price of share options and restricted shares granted | $ / shares			$ 0.01
Vesting percentage of share options and restricted shares on October 1, 2021			50.00%	50.00%
Vesting percentage of share options and restricted shares on October 1, 2022			30.00%	30.00%
Vesting percentage of share options and restricted shares on October 1, 2023			10.00%	10.00%
Vesting percentage of share options and restricted shares on October 1, 2024			10.00%	10.00%
Fair values of share options and restricted shares granted | $					$ 10,950,000
Number of share options outstanding			1,125,334		1,125,334		1,125,334				1,125,334
Number of restricted shares outstanding			101,666		101,666		101,666				101,666
2020 ESOP Plan | Class A Restricted Shares [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of restricted shares granted			101,666	101,666
2020 ESOP Plan | Class A Ordinary Shares [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of shares authorised								1,227,000